Equity Method Investments - Summary of Financial Information for Refinitiv with Reconciliation to Thomson Reuters Carrying Value of its Investment (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Net earnings attributable to non-controlling interests		$ 90	$ 64
Refinitiv [member]
Disclosure of associates [line items]
Net earnings attributable to non-controlling interests	$ 10